GOING CONCERN (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets				¥ 213,526
Equity	$ 23,076		¥ 182,220	148,991	¥ 126,955	¥ 141,154	¥ 169,454	¥ 163,596
Unrestricted cash and cash equivalents	26,086			168,424		118,821
Short-term investments, available for sale	13,266			85,652		117,854
Short-term investments, held to maturity	310			2,000		¥ 45,000
Net Cash Provided by (Used in) Operating Activities	$ (2,997)	¥ (19,339)	¥ (61,989)
Variable interest entities and subsidiaries of VIEs
Going Concern [Line Items]
Short-term investments, available for sale				85,652
Short-term investments, held to maturity				¥ 2,000